Investment Objectives and Goals	Sep. 25, 2026
U.S. CORE EQUITY 1 PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Core Equity 1 Portfolio
U.S. CORE EQUITY 2 PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Core Equity 2 Portfolio
U.S. VECTOR EQUITY PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Vector Equity Portfolio
U.S. High Relative Profitability Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	U.S. High Relative Profitability Portfolio
U.S. SMALL CAP PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Small Cap Portfolio
U.S. Targeted Value Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Targeted Value Portfolio
U.S. SMALL CAP VALUE PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Small Cap Value Portfolio
DFA REAL ESTATE SECURITIES PORTFOLIO
Prospectus [Line Items]
Risk/Return [Heading]	DFA Real Estate Securities Portfolio